Income Taxes Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal	$ 0	$ 0
State	0	0
Foreign	266	45
Total Current	266	45
Deferred Federal	0	0
Deferred Foreign	(1,632)	(3)
Total Deferred	(1,632)	(3)
Income Tax Expense (Benefit)	$ (1,366)	$ 42